UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620th Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

ITEM 1.	SCHEDULES OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

QS LEGG MASON VARIABLE GROWTH

QS LEGG MASON VARIABLE MODERATE GROWTH

QS LEGG MASON VARIABLE CONSERVATIVE GROWTH

FORM N-Q

MARCH 31, 2015

QS LEGG MASON VARIABLE GROWTH

Schedule of investments (unaudited)	March 31, 2015

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.8%
Legg Mason Global Asset Management Trust - Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares		654,445	$12,617,691
Legg Mason Global Asset Management Trust - QS Batterymarch International Equity Fund, Class IS Shares		735,743	11,190,644
Legg Mason Global Asset Management Trust - QS Legg Mason Strategic Real Return Fund, Class IS Shares		680,696	8,454,243
Legg Mason Partners Equity Trust - ClearBridge Aggressive Growth Fund, Class IS Shares		51,982	11,929,887
Legg Mason Partners Equity Trust - ClearBridge Appreciation Fund, Class IS Shares		623,240	12,832,518
Legg Mason Partners Equity Trust - ClearBridge International Value Fund, Class IS Shares		1,112,322	11,657,137
Legg Mason Partners Equity Trust - ClearBridge Mid Cap Core Fund, Class IS Shares		184,558	6,422,613
Legg Mason Partners Equity Trust - ClearBridge Small Cap Growth Fund, Class IS Shares		294,127	8,859,119
Legg Mason Partners Equity Trust - QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares		754,683	12,957,911
The Royce Fund - Royce Value Fund, Institutional Class Shares		741,282	9,058,463
Western Asset Funds, Inc. - Western Asset Core Plus Bond Fund, Class IS Shares		577,337	6,812,573
Western Asset Funds, Inc. - Western Asset High Yield Fund, Class IS Shares		641,894	5,533,125
Western Asset Funds, Inc. - Western Asset Total Return Unconstrained Fund, Class IS Shares		578,470	6,039,232

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $84,677,682)			124,365,156

	RATE
SHORT-TERM INVESTMENTS - 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $156,622)	0.097%	156,622	156,622

TOTAL INVESTMENTS - 99.9% (Cost - $84,834,304#)			124,521,778
Other Assets in Excess of Liabilities - 0.1%			133,546

TOTAL NET ASSETS - 100.0%			$124,655,324

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

QS LEGG MASON VARIABLE MODERATE GROWTH

Schedule of investments (unaudited)	March 31, 2015

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.9%
Legg Mason Global Asset Management Trust - Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	213,497	$4,116,229
Legg Mason Global Asset Management Trust - QS Batterymarch International Equity Fund, Class IS Shares	183,336	2,788,538
Legg Mason Global Asset Management Trust - QS Legg Mason Strategic Real Return Fund, Class IS Shares	254,513	3,161,050
Legg Mason Partners Equity Trust - ClearBridge Aggressive Growth Fund, Class IS Shares	16,182	3,713,788
Legg Mason Partners Equity Trust - ClearBridge Appreciation Fund, Class IS Shares	200,435	4,126,947
Legg Mason Partners Equity Trust - ClearBridge International Value Fund, Class IS Shares	307,716	3,224,868
Legg Mason Partners Equity Trust - ClearBridge Mid Cap Core Fund, Class IS Shares	59,409	2,067,436
Legg Mason Partners Equity Trust - ClearBridge Small Cap Growth Fund, Class IS Shares	75,358	2,269,784
Legg Mason Partners Equity Trust - QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	240,620	4,131,448
The Royce Fund - Royce Value Fund, Institutional Class Shares	190,444	2,327,228
Western Asset Funds, Inc. - Western Asset Core Plus Bond Fund, Class IS Shares	556,930	6,571,778
Western Asset Funds, Inc. - Western Asset High Yield Fund, Class IS Shares	257,568	2,220,241
Western Asset Funds, Inc. - Western Asset Total Return Unconstrained Fund, Class IS Shares	503,370	5,255,180

TOTAL INVESTMENTS - 99.9% (Cost - $32,067,460#)		45,974,515
Other Assets in Excess of Liabilities - 0.1%		44,806

TOTAL NET ASSETS - 100.0%		$46,019,321

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

QS LEGG MASON VARIABLE CONSERVATIVE GROWTH

Schedule of investments (unaudited)	March 31, 2015

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.9%
Legg Mason Global Asset Management Trust - Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	354,750	$6,839,581
Legg Mason Global Asset Management Trust - QS Batterymarch International Equity Fund, Class IS Shares	308,358	4,690,130
Legg Mason Global Asset Management Trust - QS Legg Mason Strategic Real Return Fund, Class IS Shares	619,298	7,691,684
Legg Mason Partners Equity Trust - ClearBridge Aggressive Growth Fund, Class IS Shares	25,593	5,873,696
Legg Mason Partners Equity Trust - ClearBridge Appreciation Fund, Class IS Shares	333,183	6,860,244
Legg Mason Partners Equity Trust - ClearBridge International Value Fund, Class IS Shares	444,251	4,655,753
Legg Mason Partners Equity Trust - ClearBridge Mid Cap Core Fund, Class IS Shares	110,695	3,852,171
Legg Mason Partners Equity Trust - ClearBridge Small Cap Growth Fund, Class IS Shares	144,664	4,357,273
Legg Mason Partners Equity Trust - QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	399,888	6,866,069
The Royce Fund - Royce Value Fund, Institutional Class Shares	365,253	4,463,393
Western Asset Funds, Inc. - Western Asset Core Plus Bond Fund, Class IS Shares	2,771,145	32,699,513
Western Asset Funds, Inc. - Western Asset High Yield Fund, Class IS Shares	888,475	7,658,656
Western Asset Funds, Inc. - Western Asset Total Return Unconstrained Fund, Class IS Shares	1,480,081	15,452,050

TOTAL INVESTMENTS - 99.9% (Cost - $85,172,375#)		111,960,213
Other Assets in Excess of Liabilities - 0.1%		160,004

TOTAL NET ASSETS - 100.0%		$112,120,217

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

Notes to Schedules of Investments (unaudited)

1. Organization and significant accounting policies

QS Legg Mason Variable Growth (formerly QS Legg Mason Variable Lifestyle Allocation 85%) (“Growth”), QS Legg Mason Variable Moderate Growth (formerly QS Legg Mason Variable Lifestyle Allocation 70%) (“Moderate Growth”) and QS Legg Mason Variable Conservative Growth (formerly QS Legg Mason Variable Lifestyle Allocation 50%) (“Conservative Growth”) (the “Portfolios”) are separate non-diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios invest in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”). Shares of the Portfolios are offered to separate accounts sponsored by certain life insurance companies and qualified pension and retirement plans, including affiliates of the investment manager.

Effective May 1, 2015, the Portfolios’ names changed from QS Legg Mason Variable Lifestyle Allocation 85% to QS Legg Mason Variable Growth, QS Legg Mason Variable Lifestyle Allocation 70% to QS Legg Mason Variable Moderate Growth and QS Legg Mason Variable Lifestyle Allocation 50% to QS Legg Mason Variable Conservative Growth, respectively.

The following are significant accounting policies consistently followed by the Portfolios and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Investments in the Underlying Funds, excluding ETFs, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolios hold securities or other assets that are denominated in a foreign currency, the Portfolios will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolios calculate their net asset value, the Portfolios value these securities as determined in accordance with procedures approved by the Portfolios’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolios’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolios, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

Notes to Schedules of Investments (unaudited) (continued)

The Portfolios use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolios’ assets carried at fair value:

Growth

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in underlying funds†	$124,365,156	—	—	$124,365,156

Short-term investments†	156,622	—	—	156,622

Total investments	$124,521,778	—	—	$124,521,778

† See Schedule of Investments for additional detailed categorizations.

Moderate Growth

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in underlying funds†	$45,974,515	—	—	$45,974,515

† See Schedule of Investments for additional detailed categorizations.

Conservative Growth

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in underlying funds†	$111,960,213	—	—	$111,960,213

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedules of Investments (unaudited) (continued)

2. Investments

At March 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
Growth	$40,227,122	$(539,648)	$39,687,474
Moderate Growth	14,063,289	(156,234)	13,907,055
Conservative Growth	27,189,294	(401,456)	26,787,838

3. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Portfolios own 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Legg Mason through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to certain of the Underlying Funds held by the Portfolios. Based on the Portfolios’ relative ownership, the following Underlying Funds were considered affiliated companies for all or some portion of the period ended March 31, 2015. The following transactions were effected in shares of such Underlying Funds for the period ended March 31, 2015.

						Income	Capital Gain		Realized Gain
						Distributions	Distributions		(Loss) from Sale
	Affiliate Value at	Purchased		Sold		from Affiliated	from Affiliated	Affiliate Value at	of Affiliated
Growth	December 31, 2014	Cost	Shares	Cost	Shares	Underlying Funds	Underlying Funds	March 31, 2015	Underlying Funds
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	$14,394,676	$110,000	5,790	$1,606,197	91,431	—	—	$12,617,691	$153,803
QS Batterymarch International Equity Fund, Class IS Shares	13,104,169	85,000	5,974	2,739,531	186,606	—	—	11,190,644	(84,531)
QS Legg Mason Strategic Real Return Fund, Class IS Shares	8,376,646	325,000	25,835	45,134	3,163	—	—	8,454,243	(5,134)
ClearBridge Aggressive Growth Fund, Class IS Shares	13,068,761	95,000	436	940,965	7,174	—	—	11,929,887	644,035
ClearBridge Appreciation Fund, Class IS Shares	14,372,234	105,000	5,216	1,457,528	85,807	—	—	12,832,518	282,472
ClearBridge International Value Fund, Class IS Shares	13,598,855	95,000	9,462	2,689,890	243,561	—	—	11,657,137	(259,890)
ClearBridge Mid Cap Core Fund, Class IS Shares	6,396,012	—	—	242,161	8,035	—	—	6,422,613	27,839
ClearBridge Small Cap Growth Fund, Class IS Shares	9,137,740	—	—	352,786	13,231	—	—	8,859,119	32,214
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	14,343,449	100,000	6,402	1,282,112	102,097	—	—	12,957,911	427,888
Royce Value Fund, Institutional Class Shares	8,866,582	—	—	122,978	9,487	—	—	9,058,463	(12,978)
Western Asset Core Plus Bond Fund, Class IS Shares	1,085,537	6,570,896	560,136	892,570	76,058	$45,896	—	6,812,573	2,430
Western Asset High Yield Fund, Class IS Shares	6,716,098	89,362	10,419	1,406,329	154,034	89,362	—	5,533,125	(91,329)
Western Asset Total Return Unconstrained Fund, Class IS Shares	960,312	5,796,943	556,855	734,514	70,545	36,943	—	6,039,232	486

	$124,421,071	$13,372,201		$14,512,695		$172,201	—	$124,365,156	$1,117,305

Notes to Schedules of Investments (unaudited) (continued)

						Income	Capital Gain		Realized Gain
						Distributions	Distributions		(Loss) from Sale
	Affiliate Value at	Purchased		Sold		from Affiliated	from Affiliated	Affiliate Value at	of Affiliated
Moderate Growth	December 31, 2014	Cost	Shares	Cost	Shares	Underlying Funds	Underlying Funds	March 31, 2015	Underlying Funds
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	$4,814,718	—	—	$584,014	34,046	—	—	$4,116,229	$70,986
QS Batterymarch International Equity Fund, Class IS Shares	3,588,836	—	—	977,290	67,632	—	—	2,788,538	(7,290)
QS Legg Mason Strategic Real Return Fund, Class IS Shares	3,220,147	$105,000	8,347	93,449	6,791	—	—	3,161,050	(8,449)
ClearBridge Aggressive Growth Fund, Class IS Shares	4,327,188	—	—	173,069	3,261	—	—	3,713,788	556,931
ClearBridge Appreciation Fund, Class IS Shares	4,805,448	—	—	564,915	34,895	—	—	4,126,947	145,085
ClearBridge International Value Fund, Class IS Shares	4,127,895	—	—	1,111,516	100,986	—	—	3,224,868	(96,516)
ClearBridge Mid Cap Core Fund, Class IS Shares	2,140,712	—	—	124,280	5,051	—	—	2,067,436	45,720
ClearBridge Small Cap Growth Fund, Class IS Shares	2,428,636	—	—	137,088	6,332	—	—	2,269,784	47,912
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	4,796,956	—	—	456,135	43,897	—	—	4,131,448	283,865
Royce Value Fund, Institutional Class Shares	2,355,261	—	—	104,408	8,985	—	—	2,327,228	592
Western Asset Core Plus Bond Fund, Class IS Shares	4,417,098	2,370,801	202,081	289,090	24,627	$45,801	—	6,571,778	910
Western Asset High Yield Fund, Class
IS Shares	3,107,749	36,578	4,266	1,005,909	110,177	36,578	—	2,220,241	(65,909)
Western Asset Total Return Unconstrained Fund, Class IS Shares	3,510,159	1,903,367	182,834	170,044	16,332	33,367	—	5,255,180	(44)

	$47,640,803	$4,415,746		$5,791,207		$115,746	—	$45,974,515	$973,793

Notes to Schedules of Investments (unaudited) (continued)

						Income	Capital Gain		Realized Gain
						Distributions	Distributions		(Loss) from Sale
Conservative	Affiliate Value at	Purchased		Sold		from Affiliated	from Affiliated	Affiliate Value at	of Affiliated
Growth	December 31, 2014	Cost	Shares	Cost	Shares	Underlying Funds	Underlying Funds	March 31, 2015	Underlying Funds
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	$8,010,781	—	—	$971,949	57,115	—	—	$6,839,581	$128,051
QS Batterymarch International Equity Fund, Class IS Shares	6,238,011	—	—	1,932,274	127,867	—	—	4,690,130	(102,274)
QS Legg Mason Strategic Real Return Fund, Class IS Shares	7,702,306	$280,000	22,257	110,648	8,011	—	—	7,691,684	(10,648)
ClearBridge Aggressive Growth Fund, Class IS Shares	6,857,026	—	—	583,488	5,217	—	—	5,873,696	586,512
ClearBridge Appreciation Fund, Class IS Shares	7,996,790	—	—	854,909	58,433	—	—	6,860,244	335,091
ClearBridge International Value Fund, Class IS Shares	6,153,417	—	—	1,864,477	164,998	—	—	4,655,753	(209,477)
ClearBridge Mid Cap Core Fund, Class IS Shares	3,935,051	—	—	195,776	7,795	—	—	3,852,171	69,224
ClearBridge Small Cap Growth Fund, Class IS Shares	4,588,983	—	—	217,152	9,691	—	—	4,357,273	67,848
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	7,980,956	—	—	810,449	73,478	—	—	6,866,069	429,551
Royce Value Fund, Institutional Class Shares	4,452,848	—	—	135,201	11,787	—	—	4,463,393	4,799
Western Asset Core Plus Bond Fund, Class IS Shares	27,736,954	5,761,952	490,919	1,206,196	102,674	$231,952	—	32,699,513	3,804
Western Asset High Yield Fund, Class IS Shares	9,386,177	123,841	14,438	2,042,948	223,762	123,841	—	7,658,656	(132,948)
Western Asset Total Return Unconstrained Fund, Class IS Shares	13,019,602	2,715,305	260,812	316,012	30,213	100,305	—	15,452,050	(1,012)

	$114,058,902	$8,881,098		$11,241,479		$456,098	—	$111,960,213	$1,168,521

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	May 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	May 21, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 21, 2015